Share Capital - Summary of Options Outstanding (Details)		9 Months Ended
		Jan. 31, 2024 shares $ / shares		Jan. 31, 2024 shares $ / shares	Apr. 30, 2023 shares	Apr. 30, 2022 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares		$ 7.52
Remaining life (year)		3 years 2 months 19 days
Options outstanding		1,622,530		1,622,530	1,884,428	1,624,150
Unvested		537,444		537,444
Vested		1,085,086		1,085,086
Option Expiry Date September 1, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 1, 2025
Exercise price | $ / shares		$ 8.5
Remaining life (year)		1 year 7 months 2 days
Options outstanding		250,000		250,000
Unvested		0		0
Vested		250,000		250,000
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 6, 2026
Exercise price | $ / shares		$ 20.3
Remaining life (year)		1 year 11 months 4 days
Options outstanding		168,000		168,000
Unvested		0		0
Vested		168,000		168,000
Option Expiry Date May 9, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 9, 2026
Exercise price | (per share)		$ 10.32	[1]	$ 7.72
Remaining life (year)	[1]	2 years 3 months 7 days
Options outstanding	[1]	10,000		10,000
Unvested	[1]	3,333		3,333
Vested	[1]	6,667		6,667
Option Expiry Date January 2, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 2, 2026
Exercise price | $ / shares		$ 6.89
Remaining life (year)		1 year 11 months 1 day
Options outstanding		28,250		28,250
Unvested		0		0
Vested		28,250		28,250
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		2 years 11 months 8 days
Options outstanding		276,000		276,000
Unvested		0		0
Vested		276,000		276,000
Option Expiry Date January 13, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 13, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		2 years 11 months 12 days
Options outstanding		31,000		31,000
Unvested		0		0
Vested		31,000		31,000
Option Expiry Date February 22, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		February 22, 2024
Exercise price | $ / shares		$ 6.35
Remaining life (year)		21 days
Options outstanding		25,000		25,000
Unvested		0		0
Vested		25,000		25,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		3 years 3 months 14 days
Options outstanding		80,000		80,000
Unvested		0		0
Vested		80,000		80,000
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		February 19, 2027
Exercise price | $ / shares	[2]	$ 5.48
Remaining life (year)	[2]	3 years 18 days
Options outstanding	[2]	18,161		18,161
Unvested	[2]	0		0
Vested	[2]	18,161		18,161
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		February 19, 2028
Exercise price | $ / shares	[2]	$ 5.48
Remaining life (year)	[2]	4 years 18 days
Options outstanding	[2]	496,119		496,119
Unvested	[2]	316,968		316,968
Vested	[2]	179,151		179,151
Option Expiry Date January 19, 2029
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 19, 2029
Exercise price | (per share)		$ 1.98	[3]	$ 1.48
Remaining life (year)	[3]	4 years 11 months 19 days
Options outstanding	[3]	240,000		240,000
Unvested	[3]	217,143		217,143
Vested	[3]	22,857		22,857

[1]	Exercise price of US $7.72. The figure in the table above is translated at the January 31, 2024 rate.
[2]	Exercise price of US $4.10. The figure in the table above is translated at the January 31, 2024 rate.
[3]	Exercise price of US $1.48. The figure in the table above is translated at the January 31, 2024 rate.